Cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
Cash flow information
Schedule of reconciliation of liabilities arising from financing activities

		Net
		cash flows	Conversion	Foreign	Other
		in financing	options	exchange	non-cash
	12/31/2016	activities	exercised	loss	movement(1)	12/31/2017
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Short-term borrowings	176,957	127,715	—	3,639	—	308,311
Long-term borrowings	1,265,811	529,928	—	80,497	—	1,876,236
Disposals	786,611	—	(399,099)	—	15,817	403,329
Convertible bonds	494,909	—	—	—	1,780	496,689
Bonds payable	214,502	—	—	13,246	735	228,483
Medium-term notes	86,493	(87,858)	—	1,365	—	—
Currency swap contracts classified as other financial assets	—	—	—	—	(22,337)	(22,337)
Currency swap contracts classified as other financial liabilities	80,518	—	—	—	(77,857)	2,661
Balance at December 31, 2017	3,105,801	569,785	(399,099)	98,747	(81,862)	3,293,372

Other non-cash movements were accrued interest expenses for bonds and notes and fair value change of currency swap contracts.